Revenue from contracts with customers	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue from contracts with customers
Revenue from contracts with customers

The following table provides information about receivables, contract assets and contract liabilities from our contracts with customers:

(In US$ millions)	2018	2017
Accounts receivable, net	$150.9	$254.1
Current contract liabilities (deferred revenues) (1)	4.0	5.3
Non-current contract liabilities (deferred revenues) (1)	2.4	4.1
(1)  Current contract assets and liabilities balances are included in "Other current assets" and "Other current liabilities", respectively in our Consolidated Balance Sheets as of December 31, 2018.

Significant changes in the contract assets and the contract liabilities balances during the year ended December 31, 2018 are as follows:

(In US$ millions)	Net Contract balances
Contract liabilities at December 31, 2017	(9.4)
Decrease due to amortization of revenue that was included in the beginning contract liability balance	4.6
Increase due to cash received, excluding amounts recognized as revenue	(1.6)
Contract liabilities at December 31, 2018	(6.4)

Certain direct and incremental costs that are expected to be recovered, relate directly to a contract, and enhance resources that will be used in satisfying our performance obligations in the future. Such costs are deferred and amortized ratably to contract drilling expense as services are rendered over the initial term of the related drilling contract. Deferred contract revenue during the year ended December 31, 2018 and 2017 are as follows:

(In US$ millions)	Net Deferred Contract costs
Opening deferred contract costs at December 31, 2017	0.3
Decrease due to amortization of costs that were included in the beginning balance	(2.3)
Increase due to contract costs incurred, excluding amounts recognized as operating expenses	14.6
Closing deferred contract costs at December 31, 2018	12.6

Costs incurred for the demobilization of rigs at contract completion are recognized as incurred during the demobilization. Costs incurred for rig modifications or upgrades required for a contract, which are considered to be capital improvements, are capitalized as drilling unit additions and depreciated over the estimated useful life of the improvement. Refer to Note 11 - ''Drilling units'' for more information.

Deferred revenue - The deferred revenue balance of $4.0 million reported in "Other current liabilities" at December 31, 2018 is expected to be realized within the next twelve months and $2.4 million reporting in "Other non-current liabilities" is expected to be realized within the following next twelve months. The deferred revenue included above consists primarily of expected mobilization and upgrade revenue for both wholly and partially unsatisfied performance obligations as well as expected variable mobilization and upgrade revenue for partially unsatisfied performance obligations, which has been estimated for purposes of allocating across the entire corresponding performance obligations. The amounts are derived from the specific terms within drilling contracts that contain such provisions, and the expected timing for recognition of such revenue is based on the estimated start date and duration of each respective contract based on information known at December 31, 2018. The actual timing of recognition of such amounts may vary due to factors outside of our control.

Practical expedient - We have applied the disclosure practical expedient in ASC 606-10-50-14A(b) and have not included estimated variable consideration related to wholly unsatisfied performance obligations or to distinct future time increments within our contracts, including dayrate revenue. The duration of our performance obligations varies by contract.

Impact of Topic 606 on Financial Statement Line Items - Adopting Topic 606 did not have a material effect on the Consolidated Statement of Operations, or Consolidated Statement of Cash Flows in the year ended December 31, 2018 and 2017. Refer to Note 3 - ''Recent accounting standards'' for more information on the recently adopted accounting pronouncements.